Cover Page	12 Months Ended
Dec. 31, 2023
Document Type	S-4
Entity Registrant Name	Chevron Corp
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-0890210
Entity Address, Address Line One	6001 Bollinger Canyon Road
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583-2324
City Area Code	925
Local Phone Number	842-1000
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000093410
Amendment Flag	false
Entity Primary SIC Number	2911
Business Contact [Member]
Entity Address, Address Line One	6001 Bollinger Canyon Road
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	925
Local Phone Number	842-1000
Contact Personnel Name	Mary A. Francis
Annex D [Member]
Document Type	10-K
Entity Registrant Name	Chevron Corp
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-0890210
Entity Address, Address Line One	6001 Bollinger Canyon Road
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583-2324
City Area Code	925
Local Phone Number	842-1000
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false